EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated August 10, 2011 of FQF Trust filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on August 29, 2011 (Accession No. 0001144204-11-050317).